CONDENSED BALANCE SHEETS - USD ($)		Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Dec. 31, 2022		Sep. 30, 2022
Assets
Cash		$ 60,298		$ 10,441			$ 39,380
Prepaid expenses				130,309			214,514
Accounts receivable		11,434		12,534			8,855
Prepayments and other current assets		430,691		299,013			440,846
Loans receivable (net of credit loss provision of $785,000 and nil as at December 31, 2023 and 2022)				0			598,414
Total current assets		502,423		321,988			1,087,495
Property and equipment, net		61,542		79,593			110,998
Intangible assets, net		3,396,489		2,134,903			450,446
Total non-current assets		3,458,031		2,214,496			561,444
Total assets		3,960,454		2,536,484			1,648,939
Current liabilities:
Accounts payable		4,055,537		4,569,703			3,728,974
Due to related party		1,093,471		777,576			621,791
Excise tax payable				188,766			11,515
Accrued expenses and other payables		4,708,590		4,492,790			2,640,384
Ordinary shares payable	[1]	10,236,655		8,223,928
Short term convertible debt to related party		0		132,269
Short term debt to related party		860,778		6,225,815			697,067
Share-based payment liability	[2]	1,383,298		1,311,028
Promissory loan note		437,956		0
Convertible debt (current)		0		31,088,259
Total current liabilities		22,776,285		56,821,368			7,688,216
Non-current liabilities
Convertible debt		38,737,594		0			25,302,709
Convertible promissory notes		5,395,702		0
Share-based payment liability (long-term)				0			1,177,617
Total non-current liabilities		44,133,296		0			26,480,326
Total liabilities		66,909,581		56,821,368			34,168,542
Commitments and contingencies		0		0
Stockholders' Deficit:
Series A shares		3,868		3,868			3,868
Ordinary shares		127,313		127,310			126,677
Additional paid-in capital		176,274,941		172,204,832			163,165,083
Share subscription receivable		(178,720)		(178,720)	[3]		(178,720)	[3]
Accumulated deficit		(239,133,876)		(226,291,430)			(195,555,332)
Accumulated other comprehensive loss		(42,653)		(150,744)			(81,179)
Total shareholders' deficit		(62,949,127)		(54,284,884)			(32,519,603)
Total liabilities and shareholders' deficit		3,960,454		2,536,484			1,648,939
Related Party [Member]
Non-current liabilities
Convertible debt		6,291,581		6,291,581
Convertible promissory notes		1,565,007		1,565,007
Stockholders' Deficit:
Share subscription receivable				(119,844)			(119,844)
Armada Acquisition Corp I [Member]
Assets
Cash		13,242	$ 107,722	54,405		$ 60,284			$ 177,578
Prepaid expenses		41,788	3,781	13,534		33,605			61,942
Total current assets		55,030	111,503	67,939		93,889			239,520
Cash held in Trust Account		16,126,337	15,771,190	25,871,565		25,324,028			150,844,925
Total assets		16,181,367	15,882,693	25,939,504		25,417,917			151,084,445
Current liabilities:
Accounts payable		6,035,757	5,392,262	5,132,351		4,708,050			3,137,535
Franchise tax payable		46,000	22,600	23,919		12,100			150,000
Income tax payable		50,026	54,544	78,617		10,783			145,621
Subscription agreements liability, net		354,503	129,738	6,752		0
Excise tax payable		1,395,596	1,395,596	1,291,751		1,291,751			0
Total current liabilities		10,938,608	9,771,340	9,309,990		8,587,123			3,684,910
Non-current liabilities
Commitments and contingencies
Common stock subject to possible redemption		16,040,786	15,747,446	25,784,690		25,316,806			150,548,862
Stockholders' Deficit:
Series A shares		0	0	0		0			0
Ordinary shares		570	570	570		570			570
Additional paid-in capital		261,161	0	159,034		0			941,796
Accumulated deficit		(11,059,758)	(9,636,663)	(9,314,780)		(8,486,582)			(4,091,693)
Total shareholders' deficit		(10,798,027)	(9,636,093)	(9,155,176)		(8,486,012)	(4,993,680)		(3,149,327)
Total liabilities and shareholders' deficit		16,181,367	15,882,693	25,939,504		25,417,917			151,084,445
Armada Acquisition Corp I [Member] | Related Party [Member]
Current liabilities:
Promissory Notes-Related Party		$ 3,056,726	$ 2,776,600	2,776,600		$ 2,564,439			$ 251,754
As filed [Member]
Assets
Cash							41,709
Accounts receivable							607,726
Total current assets							1,926,755
Property and equipment, net							139,560
Intangible assets, net							6,237,443
Total non-current assets							7,738,766
Total assets							9,365,521
Current liabilities:
Accounts payable				$ 4,569,703			4,262,476
Due to related party							225,120
Accrued expenses and other payables							3,488,909
Ordinary shares payable							0
Share-based payment liability
Total current liabilities							8,673,572
Non-current liabilities
Convertible debt							25,302,709
Share-based payment liability (long-term)							1,177,616
Total non-current liabilities							28,006,947
Total liabilities							36,680,519
Stockholders' Deficit:
Series A shares							3,868
Ordinary shares							126,677
Share subscription receivable							(178,720)
Accumulated deficit							(189,171,542)
Accumulated other comprehensive loss							(1,260,364)
Total shareholders' deficit							(27,314,998)
Total liabilities and shareholders' deficit							$ 9,365,521

[1]	On May 25, 2023, the Company offered to all existing investors and employees of the Company an advanced subscription agreement for ordinary shares of the Company at a discount from the pre-close equity value of the Company per share (“the Rights Issue”) in connection with its business combination with Armada Acquisition Corp I (refer to note 5.3). The Company expects prior to the close of the business combination to complete a reorganization under the Demerger, such that the existing shares transferred from Rezolve Limited to Rezolve AI Limited would result in a transfer of shares of approximately 6.13 ordinary shares of Rezolve Limited for one share of Rezolve AI Limited. In connection with the funding received through advanced subscription agreements as of June 30, 2023, the number of ordinary shares to be issued as part of the Rights Issue post re-organization is fixed at 1,115,217 and will not fluctuate with the Company’s pre-close equity value of the Company or that of Armada Acquisition Corp I. The Company may received additional funding under advanced subscription agreements which would increase the number of Ordinary shares to issue post-reorganization.
[2]	On October 7th, 2021, the Group acquired Jaymax International Service Inc. (“Jaymax”) (later renamed to “Rezolve Taiwan Limited”). As part of the acquisition of Jaymax, the Company agreed to issue $1,400,000 in Rezolve common stock to Jaymax’s former owner for completion of a 3-year noncompete period which began on the October 7th, 2021. The share-based payment is to be settled by a fixed dollar amount of shares and therefore represents a liability in accordance with ASC 480. The liability was been measured at fair value using a discounted cash-flow model using the Company’s cost of capital of 10.8%.
[3]	Includes related party balances of $(119,844) as at December 31, 2023 and 2022, refer to note 14.